Cover	Apr. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2025
Entity File Number	001-41079
Entity Registrant Name	Currenc Group, Inc.
Entity Central Index Key	0001862935
Entity Tax Identification Number	98-1602649
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	410 North Bridge Road
Entity Address, City or Town	SPACES City Hall
Entity Address, Country	SG
Entity Address, Postal Zip Code	188726
City Area Code	+66
Local Phone Number	6407-7362
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, pay value $0.0001 per share
Trading Symbol	CURR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false